Quarterly Holdings Report
for

Fidelity® International Discovery Fund

January 31, 2020

IGI-QTLY-0320
1.813016.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
Australia - 2.0%
Bapcor Ltd.	8,333,806	$34,830
CSL Ltd.	269,360	55,399
Inghams Group Ltd.	10,040,006	23,593
Magellan Financial Group Ltd.	747,709	32,929
National Storage (REIT) unit	27,802,920	39,853
Rio Tinto Ltd.	4,304	279

TOTAL AUSTRALIA		186,883

Austria - 0.9%
Erste Group Bank AG	1,330,400	48,927
Wienerberger AG	1,348,200	38,308

TOTAL AUSTRIA		87,235

Bailiwick of Jersey - 0.6%
Experian PLC	1,498,965	52,176
Belgium - 1.1%
KBC Groep NV	1,381,759	101,539
Brazil - 0.4%
BM&F BOVESPA SA	3,269,600	36,799
Canada - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,764,900	58,986
Cenovus Energy, Inc. (Canada)	3,192,800	27,793
Constellation Software, Inc.	86,100	90,501
Dollarama, Inc.	731,100	24,910
Suncor Energy, Inc.	1,648,800	50,396

TOTAL CANADA		252,586

Cayman Islands - 2.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	250,200	51,689
Hansoh Pharmaceutical Group Co. Ltd. (b)	10,762,000	38,101
Meituan Dianping Class B (a)	2,956,544	37,429
PagSeguro Digital Ltd. (a)(c)	1,320,500	42,903
Tencent Holdings Ltd.	2,140,200	102,067

TOTAL CAYMAN ISLANDS		272,189

China - 0.8%
AVIC Jonhon OptronicTechnology Co. Ltd.	4,283,720	22,921
Centre Testing International Group Co. Ltd. (A Shares)	15,273,146	35,256
Kweichow Moutai Co. Ltd. (A Shares)	105,800	15,539

TOTAL CHINA		73,716

Denmark - 1.7%
DSV A/S	408,300	44,454
Netcompany Group A/S (a)(b)	1,068,134	48,477
ORSTED A/S (b)	559,900	61,159

TOTAL DENMARK		154,090

France - 6.6%
BNP Paribas SA	1,424,889	75,615
Capgemini SA	674,528	84,047
Cegedim SA (a)	127,890	4,298
LVMH Moet Hennessy Louis Vuitton SE	296,113	128,949
Sanofi SA	939,300	90,585
Societe Generale Series A	1,843,829	59,666
SR Teleperformance SA	326,340	82,085
VINCI SA	833,233	92,595

TOTAL FRANCE		617,840

Germany - 10.1%
adidas AG	257,418	81,593
Akasol AG (a)(b)(c)	274,440	11,566
Allianz SE	494,902	118,474
Delivery Hero AG (a)(b)	420,124	32,439
Deutsche Borse AG	153,400	25,017
Deutsche Post AG	1,253,000	43,878
Instone Real Estate Group BV (a)(b)	984,777	25,502
Linde PLC	343,301	70,075
Morphosys AG (a)	131,825	16,550
MTU Aero Engines Holdings AG	227,776	69,318
Nexus AG	586,656	22,317
Rheinmetall AG	282,952	30,352
SAP SE	1,464,489	190,722
Scout24 AG (b)	892,377	61,509
Siemens AG	577,000	71,166
Vonovia SE	1,238,745	70,807

TOTAL GERMANY		941,285

Greece - 0.2%
EFG Eurobank Ergasias SA (a)	19,204,900	17,753
Hong Kong - 2.0%
AIA Group Ltd.	14,707,200	145,733
Techtronic Industries Co. Ltd.	4,894,500	39,054

TOTAL HONG KONG		184,787

Hungary - 0.7%
OTP Bank PLC	1,323,100	61,414
India - 4.8%
Avenue Supermarts Ltd. (a)(b)	428,548	12,764
Axis Bank Ltd.	3,456,600	35,185
HDFC Bank Ltd.	3,268,182	55,827
HDFC Bank Ltd. sponsored ADR	1,716,068	98,296
Housing Development Finance Corp. Ltd.	4,341,515	146,321
Reliance Industries Ltd.	1,780,200	35,017
Sunteck Realty Ltd. (a)	3,276,531	18,099
TCNS Clothing Co. Ltd. (a)(b)	2,201,291	17,465
Tech Mahindra Ltd.	2,207,200	24,554

TOTAL INDIA		443,528

Indonesia - 0.5%
PT Bank Central Asia Tbk	9,270,000	21,905
PT Bank Rakyat Indonesia Tbk	64,498,000	20,969

TOTAL INDONESIA		42,874

Ireland - 2.0%
Cairn Homes PLC	22,781,863	30,825
CRH PLC	1,134,000	42,578
Dalata Hotel Group PLC	3,613,807	18,296
DCC PLC (United Kingdom)	230,200	18,640
Kerry Group PLC Class A	558,600	71,430

TOTAL IRELAND		181,769

Italy - 1.2%
Intesa Sanpaolo SpA	14,130,000	35,092
Moncler SpA	342,400	14,810
Recordati SpA	1,360,300	58,279

TOTAL ITALY		108,181

Japan - 14.9%
Astellas Pharma, Inc.	2,881,400	50,915
Daiichi Sankyo Kabushiki Kaisha	578,900	39,120
Fanuc Corp.	481,800	87,750
GMO Payment Gateway, Inc. (c)	237,000	15,240
Hoya Corp.	1,468,000	140,496
Kao Corp.	508,500	40,557
Keyence Corp.	348,040	116,996
Lasertec Corp.	1,092,600	53,490
Minebea Mitsumi, Inc.	2,824,500	54,869
Misumi Group, Inc.	1,062,000	26,352
Mitsubishi UFJ Financial Group, Inc.	6,469,500	33,218
MonotaRO Co. Ltd.	919,500	22,057
Nintendo Co. Ltd.	162,400	59,740
Olympus Corp.	3,233,400	52,243
Oracle Corp. Japan	545,900	47,252
ORIX Corp.	5,568,400	94,064
Persol Holdings Co., Ltd.	1,614,400	28,863
Recruit Holdings Co. Ltd.	1,304,100	50,829
Relo Group, Inc.	2,683,500	71,660
Shiseido Co. Ltd.	364,800	23,486
SMC Corp.	58,900	25,425
SMS Co., Ltd.	969,400	24,011
SoftBank Corp.	1,217,200	49,144
Sony Corp.	818,400	57,228
Terumo Corp.	1,275,700	45,920
THK Co. Ltd.	821,000	20,468
Yahoo! Japan Corp.	8,034,800	31,914
Zozo, Inc.	1,534,700	25,562

TOTAL JAPAN		1,388,869

Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	1,456,710	67,259
Malta - 0.1%
Kambi Group PLC (a)	643,927	8,709
Netherlands - 4.9%
AerCap Holdings NV (a)	377,300	21,359
ASML Holding NV (Netherlands)	513,900	144,220
Basic-Fit NV (a)(b)	841,900	31,233
NXP Semiconductors NV	501,500	63,620
Prosus NV (a)	267,900	19,381
RHI Magnesita NV	470,634	19,850
Unilever NV	2,744,332	160,138

TOTAL NETHERLANDS		459,801

New Zealand - 1.5%
EBOS Group Ltd.	3,225,271	49,506
Fisher & Paykel Healthcare Corp.	1,614,688	24,154
Ryman Healthcare Group Ltd.	6,184,732	65,569

TOTAL NEW ZEALAND		139,229

Norway - 1.7%
Adevinta ASA Class B	3,046,696	37,165
Equinor ASA	3,106,513	56,453
Schibsted ASA (A Shares)	2,158,700	65,339

TOTAL NORWAY		158,957

Poland - 0.0%
CD Projekt RED SA	53,200	3,867
South Africa - 0.6%
Clicks Group Ltd.	837,600	13,633
Naspers Ltd. Class N	251,800	40,841

TOTAL SOUTH AFRICA		54,474

Spain - 1.4%
Cellnex Telecom SA (b)	1,494,308	74,444
Euskaltel, S.A. (b)	2,575,200	24,276
Masmovil Ibercom SA (a)	1,539,540	32,270

TOTAL SPAIN		130,990

Sweden - 3.1%
ASSA ABLOY AB (B Shares)	1,986,900	47,162
EQT AB (a)	571,100	7,255
Ericsson (B Shares)	9,940,000	78,153
Indutrade AB	2,117,086	76,442
Securitas AB (B Shares)	2,132,300	33,612
Svenska Handelsbanken AB (A Shares)	4,786,000	46,889

TOTAL SWEDEN		289,513

Switzerland - 9.9%
Kaba Holding AG (B Shares) (Reg.)	4,698	2,956
Lonza Group AG	269,348	110,793
Nestle SA (Reg. S)	2,451,100	270,329
Partners Group Holding AG	85,551	78,588
Roche Holding AG (participation certificate)	796,368	267,156
Schindler Holding AG (participation certificate)	154,247	39,939
Sika AG	497,803	89,669
Swiss Re Ltd.	518,450	58,670

TOTAL SWITZERLAND		918,100

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,718,000	99,682
United Kingdom - 13.9%
Anglo American PLC (United Kingdom)	2,095,070	54,932
AstraZeneca PLC (United Kingdom)	1,752,591	171,452
Aviva PLC	6,129,900	32,124
Beazley PLC	6,178,600	44,180
Big Yellow Group PLC	2,376,000	36,991
BP PLC	32,859,833	197,820
Compass Group PLC	2,204,865	54,509
Cranswick PLC	523,908	24,712
Dechra Pharmaceuticals PLC	1,228,676	46,143
Diageo PLC	1,739,678	68,792
HomeServe PLC	2,864,400	48,491
John David Group PLC	3,687,900	40,021
JTC PLC (b)	4,692,500	26,583
Keywords Studios PLC	1,144,100	18,613
Lloyds Banking Group PLC	72,369,800	54,027
London Stock Exchange Group PLC	880,836	91,026
M&G PLC (a)	11,510,493	36,509
Network International Holdings PLC (b)	3,974,800	31,912
Ocado Group PLC (a)	2,064,402	33,353
Prudential PLC	3,268,693	58,119
Rotork PLC	7,620,642	30,622
Standard Life PLC	10,999,300	43,792
Vistry Group PLC	1,354,932	24,691
Zegona Communications PLC (d)	18,898,500	27,451

TOTAL UNITED KINGDOM		1,296,865

United States of America - 1.0%
MasterCard, Inc. Class A	134,800	42,589
Visa, Inc. Class A	212,200	42,221
XP, Inc. Class A (a)	128,400	5,154

TOTAL UNITED STATES OF AMERICA		89,964

TOTAL COMMON STOCKS
(Cost $7,015,381)		8,922,923

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG
(Cost $44,431)	230,800	41,564

Money Market Funds - 3.7%
Fidelity Cash Central Fund 1.58% (e)	319,959,000	320,023
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	27,073,943	27,077
TOTAL MONEY MARKET FUNDS
(Cost $347,100)		347,100
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $7,406,912)		9,311,587
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,932)
NET ASSETS - 100%		$9,297,655

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $497,430,000 or 5.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$589
Fidelity Securities Lending Cash Central Fund	362
Total	$951

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Zegona Communications PLC	$--	$25,193	$--	$--	$--	$2,258	$27,451
Total	$--	$25,193	$--	$--	$--	$2,258	$27,451

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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